Royalty expenses (Details)		12 Months Ended
	Sep. 17, 2018	Dec. 31, 2020
Other operating income
Royalty payable (as percent)	13.50%
Sanofi
Other operating income
Royalty payable (as percent)		13.00%
Inventor or SIP Technology
Other operating income
Royalty payable (as percent)		0.50%